Related party transactions (Tables)	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule of relationship and the nature of related party transactions
Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (‘‘Forasen Group’’)	Owned by the Chairman of Board of Directors	Provides guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company
FarmNet Limited	Parent company of FMI	Provides working capital loan
Yefang Zhang	Chief Executive Officer (‘‘CEO’’)	Provides working capital loan; provides guarantee for the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors	provides guarantee for the Company’s bank loans

Schedule of due to related parties
	September 30, 2018	September 30, 2017
Yefang Zhang	$-	$415,381
FarmNet Limited	122,800	-
Total	$122,800	$415,381